Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Consolidated Commitments in the Next Five Years and Periods Thereafter
As at December 31, 2024, unconditional minimum purchase obligations were as follows.

($ millions)	Total	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Gas and fuel purchase obligations (1)	6,299	763	571	520	465	393	3,587
Renewable PPAs (2)	2,628	139	166	182	182	173	1,786
Waneta Expansion capacity agreement (3)	2,362	56	58	59	60	61	2,068
Power purchase obligations (4)	1,335	302	217	131	124	122	439
ITC easement agreement (5)	370	14	14	14	14	14	300
TEP EPC agreements (6)	308	307	1	—	—	—	—
Debt collection agreement (7)	99	3	3	3	3	3	84
Renewable energy credit purchase agreements (8)	58	18	7	6	6	6	15
Other (9)	140	32	11	11	12	10	64
	13,599	1,634	1,048	926	866	782	8,343
(1)    FortisBC Energy ($5,014 million): includes contracts of $2,792 million for the purchase of renewable natural gas expiring in 2045 and contracts of $2,222 million for the purchase of gas, renewable gas, gas transportation and storage services, expiring in 2062. FortisBC Energy's gas purchase obligations are based on gas commodity indices that vary with market prices and the obligations are based on index prices as at December 31, 2024. The renewable gas supply obligations disclosed reflect the contracted price per gigajoule between the Corporation and the suppliers.

UNS Energy ($1,160 million): includes long-term contracts for the purchase and delivery of coal to fuel generating facilities, the purchase of gas transportation services to meet load requirements, the purchase of transmission services for purchased power, as well as natural gas commodity agreements based on projected market prices as of December 31, 2024. Amounts paid for coal depend on actual quantities purchased and delivered. Certain contracts have price adjustment clauses that will affect future costs. These contracts have various expiry dates through 2048.

(2)    TEP and UNS Electric are party to renewable PPAs, with expiry dates from 2027 through 2051, that require TEP and UNS Electric to purchase 100% of the output of certain renewable energy generating facilities and RECs associated with the output delivered once commercial operation is achieved. The agreements include purchase commitments that are contingent upon the developers obtaining commercial operation of the generating facilities, which are expected to be placed in service in 2026 and 2027. Amounts are the estimated future payments.

(3)    FortisBC Electric is a party to an agreement to purchase capacity from the Waneta Expansion hydroelectric generating facility for forty-years, beginning April 2015.

(4)    Maritime Electric ($563 million): includes an energy purchase agreement and transmission capacity contract for 30 MW of capacity to PEI with New Brunswick Power, expiring December 2026 and November 2032, respectively. The agreements entitle Maritime Electric to approximately 4.55% of the output of New Brunswick Power's Point Lepreau nuclear generating station and require Maritime Electric to pay its share of the station's capital operating costs for the life of the unit.

FortisOntario ($374 million): an agreement with Hydro-Québec for the supply of up to 145 MW of capacity and a minimum of 537 GWh of associated energy annually through December 2030.

FortisBC Electric ($301 million): an agreement with BC Hydro to purchase up to 200 MW of capacity and 1,752 GWh of associated energy annually for a 20-year term beginning October 1, 2013.

(5)    ITC is party to an agreement with Consumers Energy, the primary customer of METC, which provides METC with an easement for transmission purposes and rights-of-way, leasehold interests, fee interests and licenses associated with the land over which its transmission lines cross. The agreement expires in December 2050, subject to 10 potential 50-year renewals thereafter unless METC gives notice of non-renewal at least one year in advance.

(6)    TEP has entered into two engineering, procurement and construction ("EPC") agreements associated with the development of energy storage projects. Roadrunner Reserve 1 is expected to be placed in service in 2025, with Roadrunner Reserve 2 to follow in 2026.

(7)    Maritime Electric is party to a debt collection agreement with PEI Energy Corporation for the initial capital cost of the submarine cables and associated parts of the New Brunswick transmission system interconnection. Payments under the agreement, which expires in February 2056, are collected in customer rates.

(8)    UNS Energy and Central Hudson are party to REC purchase agreements, mainly for the purchase of environmental attributions from retail customers with solar installations or other renewable generation. Payments are primarily made at contractually agreed-upon intervals based on metered energy production.

(9)    Includes AROs and joint-use asset and shared service agreements.